Redeemable Convertible Preferred Stock Warrant Liabilities - Additional Information (Details) - shares		1 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Class Of Warrant Or Right [Line Items]
Expected volatility rate, minimum			46.40%	46.00%	46.00%
Expected volatility rate, maximum			103.00%	116.00%	58.00%
Risk-free interest rate, minimum			0.04%	0.10%	1.60%
Risk-free interest rate, maximum			0.24%	2.80%	2.50%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period				90,072
Series A-2 Redeemable Convertible Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Warrant exercised		61,515
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	862,471			296,008
Series B Redeemable Convertible Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period				378,111
Series D Preferred Stock [Member]
Class Of Warrant Or Right [Line Items]
Warrant exercised		107,663